Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Intangible Assets

	Software	Patented technology	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at January 1, 2018
Cost	3,563	230	2,030	5,823
Accumulated amortization and impairment	(696)	(230)	(1,015)	(1,941)

Net book value	2,867	—	1,015	3,882

Year ended December 31, 2018
Opening net book value	2,867	—	1,015	3,882
Additions	608	—	—	608
Amortization	(599)	—	(507)	(1,106)
Exchange differences	11	—	—	11

Closing net book value	2,887	—	508	3,395

As at December 31, 2018
Cost	4,200	230	2,030	6,460
Accumulated amortization and impairment	(1,313)	(230)	(1,522)	(3,065)

Net book value	2,887	—	508	3,395

Year ended December 31, 2019
Opening net book value	2,887	—	508	3,395
Additions	3,376	—	—	3,376
Amortization	(836)	—	(508)	(1,344)
Exchange differences	55	—	—	55

Closing net book value	5,482	—	—	5,482

As at December 31, 2019
Cost	7,679	230	2,030	9,939
Accumulated amortization and impairment	(2,197)	(230)	(2,030)	(4,457)

Net book value	5,482	—	—	5,482

Year ended December 31, 2020
Opening net book value	5,482	—	—	5,482
Additions	8,253	—	—	8,253
Amortization	(1,452)	—	—	(1,452)
Exchange differences	(18)	—	—	(18)

Closing net book value	12,265	—	—	12,265

As at December 31, 2020
Cost	15,798	230	2,030	18,058
Accumulated amortization and impairment	(3,533)	(230)	(2,030)	(5,793)

Net book value	12,265	—	—	12,265